Operating assets and liabilities - Provisions and contingent liabilities - Narrative (Details) kr in Billions	1 Months Ended
	Aug. 31, 2019 DKK (kr)	Dec. 31, 2019 lawsuit	Jan. 31, 2017 lawsuit
Disclosure of contingent liabilities [line items]
Number of lawsuits			13
Number of consolidated lawsuits			6
Number of lawsuits dismissed		2
Number of pending lawsuits		6
Product liability lawsuits
Disclosure of contingent liabilities [line items]
Damages sought | kr	kr 11.6